LAND USE RIGHTS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)
LAND USE RIGHTS, NET [Abstract]
Land use rights	30,287	30,287
Less: accumulated amortization	(4,238)	(3,630)
Land use rights, net	26,049	26,657		4,181
Amortization expenses	608	608	609
2013	608
2014	608
2015	608
2016	608
2017	608